Information about Geographic Areas and Major Customers (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
Segment Reporting [Abstract]
Net sales by category

	Nine Months Ended June 30,
	2012	2011
Balanced	$423.4	$421.4
Sweetened	178.9	189.0
Unsweetened	109.4	120.0
	$711.7	$730.4

	Year Ended September 30,
	2011	2010	2009
Balanced	$560.4	$572.7	$609.0
Sweetened	249.2	240.2	266.6
Unsweetened	158.6	183.8	196.5
	$968.2	$996.7	$1,072.1